Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Preferred Stock Subscribed [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]
Balance at Feb. 10, 2014	$ 0	$ 0	$ 0			$ 0	$ 0
Balance, Shares at Feb. 10, 2014		0	0
Shareholders' cash contributions	175,020	$ 0	$ 0			175,020	0
Shareholders' cash contributions, related party	285	0	0			285	0
Shareholders' non-cash contributions	845	0	0			845	0
Shareholders' non-cash contributions, related party	2,865	$ 0	$ 0			2,865	0
Recapitalization of shares (In Shares)		0	342,465
Recapitalization of shares	0	$ 0	$ 342			(342)	0
Net loss for the period	(13,431)	0	0			0	(13,431)
Balance at Mar. 31, 2014	165,584	$ 0	$ 342			178,673	(13,431)
Balance, Shares at Mar. 31, 2014		0	342,465
Shareholders' cash contributions	2,195,700	$ 0	$ 0			2,195,700	0
Sale of shares for cash at $2.50 per share	50,000	$ 0	$ 20			49,980	0
Sale of shares for cash at $2.50 per share (in shares)		0	20,000
Equity based compensation	19,707	$ 0	$ 0			19,707	0
Recapitalization of shares (In Shares)		0	7,467,392
Shareholder's non-cash contribution of services	200,000	$ 0	$ 0			200,000	0
Shareholder's non-cash contribution of property	50,000	0	0			50,000	0
Shareholder's non-cash contribution of services, related party	750,000	0	0			750,000	0
Issuance of warrants for property	374,975	0	0			374,975	0
Issuance of warrants for property, related party	228,000	0	0			228,000	0
Fair value of T-Rex Oil Inc. net assets at exchange date	1,095,876	0	0			1,095,876	0
Recapitalization of shares	0	0	7,468			(7,468)	0
Issuance of shares to acquire Western Interior Oil and Gas, Corporation	19,409,437	$ 0	$ 7,465			19,401,972
Issuance of shares to acquire Western Interior Oil and Gas, Corporation (In Shares)		0	7,465,168
Net loss for the period	(11,043,541)	$ 0	$ 0			0	(11,043,541)
Balance at Mar. 31, 2015	13,495,738	$ 0	$ 15,295	$ 0	$ 0	24,537,415	(11,056,972)
Balance, Shares at Mar. 31, 2015		0	15,295,025
Sale of shares for cash at $2.15 per share	1,345,000	$ 0	$ 664	0	0	1,344,336	0
Sale of shares for cash at $2.15 per share (in shares)		0	664,590
Sale of shares for cash at $2.50 per share	27,500	$ 0	$ 11	0	0	27,489	0
Sale of shares for cash at $2.50 per share (in shares)		0	11,000
Sale of shares for cash at $1.57 per share	431,900	$ 275	$ 0	0	0	431,625	0
Sale of shares for cash at $1.57 per share (in shares)		275,000	0
Sale of warrants for cash at $0.43 per warrant	118,100	$ 0	$ 0	0	0	118,100	0
Preferred stock subscribed	0	0	0	(53,038)	53,038	0	0
Issuance of shares for debt	20,000	$ 0	$ 8	0	0	19,992	0
Issuance of shares for debt (in shares)		0	8,000
Equity based compensation	650,568	$ 0	$ 0	0	0	650,568	0
Net loss for the period	(2,995,105)	0	0	0	0	0	(2,995,105)
Balance at Dec. 31, 2015	$ 13,093,701	$ 275	$ 15,978	$ (53,038)	$ 53,038	$ 27,129,525	$ (14,052,077)
Balance, Shares at Dec. 31, 2015		275,000	15,978,615